As Filed with the Securities and Exchange Commission on September 14, 2017

1933 Act File No. 002-21600
1940 Act File No. 811-01209

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	75	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.61	61	[	X	]

(Check appropriate box or boxes.)

BRIDGES INVESTMENT FUND, INC.
(Exact name of Registrant as Specified in Charter)

8401 West Dodge Road, 256 Durham Plaza
Omaha, Nebraska 68114
(Address of Principal Executive Office) (Zip Code)

(402) 397-4700
Registrant’s Telephone Number, including Area Code

Edson L. Bridges III
8401 West Dodge Road, 256 Durham Plaza
Omaha, Nebraska 68114
(Name and Address of Agent for Service)

Copy to:
Dennis Fogland, Esq.
Baird Holm LLP
1700 Farnam Street 1500 Woodmen Tower
Omaha, Nebraska 68102

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:

This Post-Effective Amendment No. 75 to the Registration Statement of Bridges Investment Fund, Inc. (the "Fund") on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 73 on Form N-1A filed April 24, 2017, as supplemented on  May 1, 2017,  June 7, 2017, and September  14, 2017, and the XBRL exhibit for the risk/return summary from the Company's PEA No. 74 on Form N-1A filed May 12, 2017.

This PEA No. 75 is filed for the sole purpose of filing the Fund's new investment advisory agreement with Bridges Investment Management, Inc. (the "Adviser").  In accordance with the terms of an agreement entered into by the Adviser and Bridges Holding Company (“BHC”), effective July 31, 2017, BHC acquired  100% of the equity of the Adviser (the "Transaction").   Under the Investment Company Act of 1940, as amended, the Adviser’s ownership change resulted in an “assignment” of the existing investment advisory agreement between the Adviser and the Fund, and, consequently, the automatic termination of the existing investment advisory agreement.  Shareholders of the Fund approved the new investment advisory agreement ("New Advisory Agreement") at a special meeting of shareholders held June 23, 2017, subject to the closing of the Transaction.   The effective date of the New Advisory Agreement was July 31, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 75 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, and State of Nebraska, on September 14, 2017.

BRIDGES INVESTMENT FUND, INC.

By: /s/ Edson L. Bridges III
Edson L. Bridges III
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 75 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel J. Brabec	Director	September 14, 2017
Daniel J. Brabec

/s/ Edson L. Bridges II	Chairman Emeritus	September 14, 2017
Edson L. Bridges II

/s/ Edson L. Bridges III	President, Chief Executive	September 14, 2017
Edson L. Bridges III	Officer and Director

/s/ Robert W. Bridges	Director	September 14, 2017
Robert W. Bridges

/s/ Nancy K. Dodge	Treasurer	September 14, 2017
Nancy K. Dodge

/s/ Nathan P. Dodge III	Director	September 14, 2017
Nathan P. Dodge III

/s/ Adam M. Koslosky	Director	September 14, 2017
Adam M. Koslosky

/s/ Robert Slezak	Director	September 14, 2017
Robert Slezak

/s/ Kelly A. Walters	Director	September 14, 2017
Kelly A. Walters

/s/ Lyn Wallin Ziegenbein	Director	September 14, 2017
Lyn Wallin Ziegenbein

EXHIBIT INDEX

Description of Exhibit	Exhibit No.
Form of Investment Advisory Agreement with Bridges Investment Management, Inc.	(d)

DOCS/1937183.1